Critical Accounting Estimates and Significant Management Judgments	12 Months Ended
Jun. 30, 2025
Critical Accounting Estimates and Significant Management Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND SIGNIFICANT MANAGEMENT JUDGMENTS

3. CRITICAL ACCOUNTING ESTIMATES AND SIGNIFICANT MANAGEMENT JUDGMENTS

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.

Significant estimates and judgments

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

Impairment of non-financial assets

At the end of each reporting period, the Group reviews the carrying amounts of the following assets to determine whether there is any indication that those assets have suffered an impairment loss or an impairment loss previously recognized no longer exists or may have decreased:

●	property, plant and equipment;

●	investment in subsidiary;

●	goodwill and other intangible assets; and

●	right-of-use assets

If the recoverable amount (i.e. the greater of the fair value less costs of disposal and value in use) of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately, unless the relevant asset is carried at a revalued amount under another IFRS Accounting Standards, in which case the impairment loss is treated as a revaluation decrease under that IFRS Accounting Standards. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized in profit or loss immediately, unless the relevant asset is carried at a revalued amount under another IFRS Accounting Standards, in which case the reversal of the impairment loss is treated as a revaluation increase under that IFRS Accounting Standards. Value in use is based on the estimated future cash flows expected to be derived from CGU, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating unit.